UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21132
Investment Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Investment Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 51.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.905%, with maturity at 2020(1)	$1,225	$1,259,390
2.935%, with maturity at 2023(1)	2,640	2,734,268
3.036%, with various maturities to 2037(1)	3,240	3,341,526
3.078%, with various maturities to 2022(1)	5,273	5,388,623
3.159%, with maturity at 2035(1)	8,496	8,743,840
3.207%, with maturity at 2035(1)	6,153	6,348,014
3.375%, with maturity at 2034(1)	3,062	3,178,449
3.396%, with maturity at 2022(1)	596	617,814
3.72%, with maturity at 2032(1)	2,465	2,527,691
3.751%, with maturity at 2029(1)	1,765	1,807,219
3.842%, with maturity at 2034(1)	1,376	1,438,683
3.924%, with maturity at 2025(1)	2,190	2,290,761
4.24%, with maturity at 2037(1)	3,132	3,275,209
4.359%, with maturity at 2030(1)	2,333	2,439,971
4.50%, with maturity at 2018	6,933	7,324,997
5.00%, with maturity at 2014	1,143	1,209,081
5.50%, with various maturities to 2017	1,421	1,524,627
5.574%, with maturity at 2032(1)	1,067	1,126,427
6.00%, with various maturities to 2035(2)	19,048	20,632,383
6.50%, with various maturities to 2030	1,094	1,202,752
7.00%, with various maturities to 2035	2,886	3,224,576
7.50%, with various maturities to 2017	2,101	2,247,574
8.00%, with various maturities to 2025	596	670,280
9.25%, with maturity at 2017	7	8,462

		$84,562,617

Federal National Mortgage Association:
2.743%, with maturity at 2031(1)	$6,173	$6,401,359
2.864%, with various maturities to 2027(1)	1,095	1,129,145
2.906%, with maturity at 2020(1)	1,101	1,121,101
2.944%, with maturity at 2018(1)	715	729,285
2.974%, with maturity at 2031(1)	8,995	9,214,754
2.997%, with maturity at 2018(1)	108	110,390
3.036%, with various maturities to 2035(1)	6,988	7,222,870
3.076%, with maturity at 2019(1)	3,184	3,299,997
3.078%, with maturity at 2032(1)	3,272	3,380,669
3.234%, with maturity at 2037(1)	7,428	7,726,939
3.319%, with maturity at 2030(1)	1,486	1,536,908
3.344%, with maturity at 2036(1)	822	845,586
3.367%, with maturity at 2029(1)	665	683,815
3.569%, with maturity at 2040(1)	2,173	2,292,901
3.704%, with maturity at 2030(1)	5,488	5,729,096
3.71%, with maturity at 2034(1)	9,341	9,768,474
3.748%, with maturity at 2036(1)	3,013	3,095,445
3.828%, with maturity at 2018(1)	93	94,492
3.85%, with maturity at 2035(1)	4,066	4,252,496
3.866%, with maturity at 2021(1)	1,446	1,511,793
3.92%, with maturity at 2030(1)	2,047	2,140,790
3.952%, with maturity at 2034(1)	6,026	6,301,917
4.023%, with maturity at 2036(1)	847	873,139
4.099%, with maturity at 2021(1)	2,430	2,520,141
4.104%, with maturity at 2033(1)	2,167	2,266,612
4.50%, with various maturities to 2018	23,876	25,109,248
4.518%, with maturity at 2035(1)	2,876	3,007,643
4.524%, with maturity at 2036(1)	4,867	5,089,331
4.656%, with maturity at 2035(1)	5,552	5,806,466
4.837%, with maturity at 2034(1)	2,288	2,392,991
4.952%, with maturity at 2034(1)	6,568	6,868,238
5.00%, with various maturities to 2018	11,462	12,213,872
5.50%, with various maturities to 2017	5,258	5,624,896
6.00%, with various maturities to 2031	6,635	7,162,173
6.319%, with maturity at 2032(1)	912	954,194
6.50%, with various maturities to 2019	1,993	2,118,477
7.00%, with various maturities to 2033	6,550	7,292,810
8.00%, with maturity at 2023	212	240,908
9.00%, with maturity at 2011	2	1,929
9.50%, with maturity at 2022	829	969,984
9.508%, with maturity at 2018(3)	549	633,022

		$169,736,296

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$1,259	$1,299,780
8.25%, with maturity at 2020	385	443,939
9.00%, with maturity at 2017	434	495,913

		$2,239,632

Total Mortgage Pass-Throughs
(identified cost $250,819,243)		$256,538,545

Collateralized Mortgage Obligations — 6.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.264%, 10/15/22(4)	$124	$121,064
Series 2135, Class JZ, 6.00%, 3/15/29	6,925	7,461,329

		$7,582,393

Federal National Mortgage Association:
Series G93-17, Class FA, 1.281%, 4/25/23(4)	$262	$266,652
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,214	1,331,765
Series G97-4, Class FA, 1.081%, 6/17/27(4)	856	868,349

See notes to financial statements

Investment Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association (continued):
Series 296, (Interest Only), Class 2, 8.673%, 4/1/24(5)	$3,729	$844,751
Series 1993-203, Class PL, 6.50%, 10/25/23	1,523	1,665,119
Series 1993-250, Class Z, 7.00%, 12/25/23	452	493,722
Series 1994-14, Class F, 3.214%, 10/25/23(4)	1,525	1,572,895
Series 2001-4, Class GA, 9.965%, 4/17/25(3)	303	348,199
Series 2005-68, (Interest Only), Class XI, 5.936%, 8/25/35(5)	19,385	5,144,918
Series 2009-48, Class WA, 5.836%, 7/25/39(3)	3,260	3,507,479
Series 2009-62, Class WA, 5.554%, 8/25/39(3)	4,485	4,804,163

		$20,848,012

Government National Mortgage Association:
Series 2000-30, Class F, 0.806%, 12/16/22(4)	$1,515,433	$1,528,795

Total Collateralized Mortgage Obligations
(identified cost $29,172,855)		$29,959,200

Commercial Mortgage-Backed Securities — 9.4%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,552,268
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	4,744	4,840,719
COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,000	6,130,705
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,420	1,430,350
CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	2,734	2,778,073
CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	3,100	3,097,704
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	800	808,882
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	518	531,381
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	1,101	1,139,191
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,829,955
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,530	1,532,117
MLMT, Series 2006-C2, Class A1, 5.601%, 8/12/43	223	225,203
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	9,650	10,062,811
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	2,354	2,368,815

Total Commercial Mortgage-Backed Securities
(identified cost $47,037,025)		$47,328,174

U.S. Government Agency Obligations — 22.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,551,185

Federal Home Loan Bank:
4.50%, 9/13/19	$25,000	$25,992,650
5.365%, 9/9/24	8,000	8,706,440
5.375%, 9/30/22	10,135	11,177,973
5.375%, 8/15/24	3,500	3,814,296
5.75%, 6/12/26	12,000	13,033,032

		$62,724,391

United States Agency for International Development - Israel:
0.00%, 3/18/15	$4,030	$2,981,596
0.00%, 2/15/18	5,050	3,752,508
0.00%, 5/1/18	5,710	4,195,565
0.00%, 5/1/20	1,100	710,507
0.00%, 3/15/21	20,000	12,263,900
5.50%, 4/26/24	17,000	18,663,807

		$42,567,883

Total U.S. Government Agency Obligations
(identified cost $110,353,982)		$110,843,459

U.S. Treasury Obligations — 6.0%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Notes, 1.375%, 9/15/12	$30,000	$30,159,390

Total U.S. Treasury Obligations
(identified cost $29,926,339)		$30,159,390

Short-Term Investments — 5.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(6)	$26,890	$26,889,716

Total Short-Term Investments
(identified cost $26,889,716)		$26,889,716

Total Investments — 99.7%
(identified cost $494,199,160)		$501,718,484

Other Assets, Less Liabilities — 0.3%		$1,370,981

Net Assets — 100.0%		$503,089,465

See notes to financial statements

Investment Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

COMM - Commercial Mortgage Pass-Through Certificate

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

GECMC - General Electric Commercial Mortgage Corp.

GMACC - GMAC Commercial Mortgage Securities, Inc.

JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MSC - Morgan Stanley Capital I

SBM7 - Salomon Brothers Mortgage Securities VII, Inc.

(1)	Adjustable rate mortgage.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $6,804 and $0, respectively.

Forward Sale Commitments

	Principal
	Amount
Security	(000’s omitted)	Value

Mortgage Pass-Throughs

Federal Home Loan Mortgage Corp.:
5.50%, TBA, with maturity at 2040	$(10,000)	$(10,562,392)
6.00%, TBA, with maturity at 2040	(15,000)	(16,056,185)

Total Forward Sale Commitments
(proceeds $26,511,719)		$(26,618,577)

TBA - To Be Announced.

See notes to financial statements

Investment Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $467,309,444)	$474,828,768
Affiliated investment, at value (identified cost, $26,889,716)	26,889,716
Interest receivable	2,125,778
Interest receivable from affiliated investment	2,294
Receivable for investments sold	27,123,615

Total assets	$530,970,171

Liabilities

Payable for investments purchased	$408,276
Payable for variation margin on open financial futures contracts	581,719
Payable for forward sale commitments, at value (proceeds receivable, $26,511,719)	26,618,577
Payable to affiliates:
Investment adviser fee	201,201
Trustees’ fees	1,193
Accrued expenses	69,740

Total liabilities	$27,880,706

Net Assets applicable to investors’ interest in Portfolio	$503,089,465

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$497,228,467
Net unrealized appreciation	5,860,998

Total	$503,089,465

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest	$7,499,478
Interest allocated from affiliated investments	21,893
Expenses allocated from affiliated investments	(15,089)

Total investment income	$7,506,282

Expenses

Investment adviser fee	$1,065,875
Trustees’ fees and expenses	7,572
Custodian fee	112,395
Legal and accounting services	21,858
Miscellaneous	6,685

Total expenses	$1,214,385

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$1,214,383

Net investment income	$6,291,899

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$192,327
Investment transactions allocated from affiliated investments	(6,314)
Financial futures contracts	(205,297)

Net realized loss	$(19,284)

Change in unrealized appreciation (depreciation) —
Investments	$1,329,633
Financial futures contracts	(1,139,486)

Net change in unrealized appreciation (depreciation)	$190,147

Net realized and unrealized gain	$170,863

Net increase in net assets from operations	$6,462,762

See notes to financial statements

Investment Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$6,291,899	$6,136,695
Net realized loss from investment transactions and financial futures contracts	(19,284)	(276,535)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	190,147	6,994,151

Net increase in net assets from operations	$6,462,762	$12,854,311

Capital transactions —
Contributions	$186,972,014	$292,367,758
Withdrawals	(24,210,662)	(87,570,705)

Net increase from capital transactions	$162,761,352	$204,797,053

Net increase in net assets	$169,224,114	$217,651,364

Net Assets

At beginning of period	$333,865,351	$116,213,987

At end of period	$503,089,465	$333,865,351

See notes to financial statements

Investment Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.57	%(1)	0.58%	0.63%	0.65%	0.66%	0.65%
Expenses after custodian fee reduction	0.57	%(1)	0.58%	0.63%	0.65%	0.66%	0.64%
Net investment income	2.91	%(1)	3.23%	3.96%	4.67%	4.03%	2.65%
Portfolio Turnover	8	%(2)	34%	24%	35%	46%	67%

Total Return	1.46	%(2)	7.76%	4.34%	5.52%	4.29%	2.32%

Net assets, end of period (000’s omitted)	$503,089		$333,865	$116,214	$42,324	$38,835	$46,041

(1)	Annualized.

(2)	Not annualized.

See notes to financial statements

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Investment Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Low Duration Fund, Eaton Vance Strategic Income Fund and Eaton Vance Diversified Income Fund held an interest of 90.8%, 4.8% and 2.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency MBS to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $1,077,734 of which $11,859 was allocated from Cash Management Portfolio and $1,065,875 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and forward sale commitments and including maturities and paydowns, for the six months ended April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$23,758,858
U.S. Government and Agency Securities	144,413,517

$168,172,375

Sales

Investments (non-U.S. Government)	$6,106,821
U.S. Government and Agency Securities	28,567,786

$34,674,607

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$494,978,920

Gross unrealized appreciation	$7,560,733
Gross unrealized depreciation	(821,169)

Net unrealized appreciation	$6,739,564

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

6/10	110 U.S. 5-Year Treasury Note	Short	$(12,690,865)	$(12,744,531)	$(53,666)
6/10	750 U.S. 10-Year Treasury Note	Short	(87,543,629)	(88,429,688)	(886,059)
6/10	230 U.S. 30-Year Treasury Bond	Short	(26,772,632)	(27,384,375)	(611,743)

					$(1,551,468)

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Future contracts	$—	$(1,551,468	)(1)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Future contracts	$(205,297)	$(1,139,486)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

Investment Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $82,143,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

7   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$256,538,545	$—	$256,538,545
Collateralized Mortgage Obligations	—	29,959,200	—	29,959,200
Commercial Mortgage-Backed Securities	—	47,328,174	—	47,328,174
U.S. Government Agency Obligations	—	110,843,459	—	110,843,459
U.S. Treasury Obligations	—	30,159,390	—	30,159,390
Short-Term Investments	—	26,889,716	—	26,889,716

Total Investments	$—	$501,718,484	$—	$501,718,484

Liability Description

Futures Contracts	$(1,551,468)	$—	$—	$(1,551,468)
Forward Sale Commitments	—	(26,618,577)	—	(26,618,577)

Total	$(1,551,468)	$(26,618,577)	$—	$(28,170,045)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement of Eaton Vance Low Duration Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Floating Rate Portfolio, Government Obligations Portfolio, Investment Portfolio and Multi-Sector Portfolio, the portfolios in which the Fund is authorized to invest (the “Portfolios”), each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements for the Fund and the Portfolios, respectively. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund and the investment advisory agreements of each Portfolio the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by EVM and BMR, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board considered that EVM is waiving its investment advisory and administration fee in its entirety and has agreed to pay other expenses of the Fund, which will lower the Fund’s total expense ratios.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Low Duration Fund

OFFICERS AND TRUSTEES

Eaton Vance Low Duration Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Thomas H. Luster Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer

Eaton Vance Low Duration Fund

OFFICERS AND TRUSTEES CONT’D

Investment Portfolio

Officers
Mark S. Venezia
President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Investment Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Low Duration Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Low Duration Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1560-6/10	LDSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	June 16, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 16, 2010

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	June 16, 2010